Consolidated Statements Of Changes In Stockholder's Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Changes In Stockholder's Equity And Comprehensive Income [Abstract]
Unrealized gain (loss) on fair value of derivatives, net of tax expense (benefit)	$ 4,984	$ 3,195	$ (3,276)